ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 6,869,148	$ 6,078,115
Less: allowance for credit losses	(1,288,578)	(780,109)	$ (634,166)	$ (694,257)
Account receivable, net	$ 5,580,570	$ 5,298,006